Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 18,671	$ 17,907
Research and development credits	1,399	1,322
Nonqualified stock option compensation expense	497	453
Other temporary book - tax differences	58	125
Total deferred tax assets	20,625	19,807
Fixed and intangible asset basis difference	(21)
Total deferred tax liabilities	(21)
Deferred tax assets (liabilities), net	20,604	19,807
Valuation allowance for deferred tax assets	(20,604)	(19,807)
Deferred tax assets (liabilities), net after valuation allowance